Old Mutual Funds II
Supplement Dated May 1, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 28, 2008, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Intermediate Fixed Income Fund” on page 93 of the Prospectus:

Old Mutual Dwight Intermediate Fixed Income Fund

Messrs. Martin, Milne, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Intermediate Fixed Income Fund.

Edwin A. Martin, CFA, FSA, MAAA, is a Senior Vice President and Head of Quantitative Analysis at Dwight, positions he has held since January, 2007.  Prior to serving in these positions, Mr. Martin served as Vice President and Quantitative Analyst at Dwight since 2003.

Peter M. Milne is a Senior Vice President and Portfolio Manager at Dwight, positions he has held since 2006.  Prior to serving in these positions, Mr. Milne served as Vice President at Dwight since 2004.  Mr. Milne has been employed with Dwight since 1999. Mr. Milne specializes in asset-backed securities.

Paul Norris is a Senior Vice President and Sector Portfolio Manager at Dwight, positions he has held since joining Dwight in February, 2009.  Prior to joining Dwight, Mr. Norris served as Director of Mortgage Portfolio at Fannie Mae since 2003.  Mr. Norris specializes in mortgage-backed securities and asset-backed securities.

Derrick M. Wulf is a Senior Vice President and Head of Sector Portfolio Management at Dwight, positions he has held since 2004 and 2008, respectively.  Prior to serving as Head of Sector Portfolio Management, Mr. Wulf served as Portfolio Manager of commercial mortgage-backed securities at Dwight. Mr. Wulf specializes in Treasuries, agencies and commercial mortgage-backed securities.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Short Term Fixed Income Fund” on page 93 of the Prospectus:

Old Mutual Dwight Short Term Fixed Income Fund

Messrs. Martin, Milne, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Short Term Fixed Income Fund.

Edwin A. Martin, CFA, FSA, MAAA, (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Peter M. Milne (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Paul Norris (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Derrick M. Wulf (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

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Distributed by Old Mutual Investment Partners
R-09-492 5/2009

Old Mutual Funds II
Supplement Dated May 1, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II dated December 9, 2008, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight High Yield Fund” on page 105 of the Prospectus:

Old Mutual Dwight High Yield Fund

Messrs. Slein and Meigs share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight High Yield Fund.

Edward B. Meigs, CFA, is a Senior Vice President and Portfolio Manager at Dwight, positions he has held since 2001.  Mr. Meigs is responsible for managing non-investment grade corporate bonds.

Sean M. Slein, CFA, is a Vice President and Portfolio Manager at Dwight, positions he has held since 2001.  Mr. Slein is responsible for managing non-investment grade corporate bonds.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Intermediate Fixed Income Fund” on page 105 of the Prospectus:

Old Mutual Dwight Intermediate Fixed Income Fund

Messrs. Martin, Milne, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Intermediate Fixed Income Fund.

Edwin A. Martin, CFA, FSA, MAAA, is a Senior Vice President and Head of Quantitative Analysis at Dwight, positions he has held since January, 2007.  Prior to serving in these positions, Mr. Martin served as Vice President and Quantitative Analyst at Dwight since 2003.

Peter M. Milne is a Senior Vice President and Portfolio Manager at Dwight, positions he has held since 2006.  Prior to serving in these positions, Mr. Milne served as Vice President at Dwight since 2004.  Mr. Milne has been employed with Dwight since 1999. Mr. Milne specializes in asset-backed securities.

Paul Norris is a Senior Vice President and Sector Portfolio Manager at Dwight, positions he has held since joining Dwight in February, 2009.  Prior to joining Dwight, Mr. Norris served as Director of Mortgage Portfolio at Fannie Mae since 2003.  Mr. Norris specializes in mortgage-backed securities and asset-backed securities.

Derrick M. Wulf is a Senior Vice President and Head of Sector Portfolio Management at Dwight, positions he has held since 2004 and 2008, respectively.  Prior to serving as Head of Sector Portfolio Management, Mr. Wulf served as Portfolio Manager of commercial mortgage-backed securities at Dwight. Mr. Wulf specializes in Treasuries, agencies and commercial mortgage-backed securities.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Dwight Short Term Fixed Income Fund” on pages 105 – 106 of the Prospectus:

Old Mutual Dwight Short Term Fixed Income Fund

Messrs. Martin, Milne, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Short Term Fixed Income Fund.

Edwin A. Martin, CFA, FSA, MAAA, (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Peter M. Milne (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Paul Norris (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Derrick M. Wulf (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-493 5/2009

Old Mutual Funds II
Supplement Dated May 1, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated December 9, 2008, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added to Exhibit D of the SAI under the section entitled “Portfolio Manager Disclosure – Investments in Each Fund” on page EXH-D-1:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Edwin A. Martin^	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
Paul Norris^	Dwight Intermediate Fixed Income Fund	None
	Dwight Short Term Fixed Income Fund	None
^	Indicates new portfolio manager. Dollar Range of Investments in Each Fund is as of March 31, 2009.

The following is added to Exhibit D of the SAI under the section entitled “Portfolio Manager Disclosure – Other Accounts Managed” on page EXH-D-10:

NAME OF PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS IN EACH CATEGORY
Edwin A. Martin^	0 Registered Investment Companies with $0 in total assets under management.
12 Other Pooled Investment Vehicles with $27.5 billion in total assets under management.
58 Other Accounts with $18.2 billion in total assets under management.
Paul Norris^	0 Registered Investment Companies with $0 in total assets under management.
12 Other Pooled Investment Vehicles with $27.5 billion in total assets under management.
58 Other Accounts with $18.2 billion in total assets under management.
^	Indicates new portfolio manager. Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category is as of March 31, 2009.

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Distributed by Old Mutual Investment Partners
R-09-494 5/2009